Consolidated Balance Sheets € in Millions, $ in Millions	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)		Dec. 31, 2017 EUR (€)
ASSETS
CASH, CASH BALANCES AT CENTRAL BANKS AND OTHER DEPOSITS ON DEMAND	€ 101,067	€ 113,663	[1],[2]	€ 110,995	[2]
FINANCIAL ASSETS HELD FOR TRADING	108,230	92,879	[1]	125,458
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	4,911	10,730	[1]
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	62,069	57,460	[1]	34,782
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	125,708	121,091	[1]
FINANCIAL ASSETS AVAILABLE-FOR-SALE	122,845	118,420		133,271
FINANCIAL ASSETS AT AMORTISED COST	995,482	946,099	[1]
LOANS AND RECEIVABLES				903,013
INVESTMENTS HELD-TO-MATURITY				13,491
HEDGING DERIVATIVES	7,216	8,607	[1]	8,537
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RISK	1,702	1,088	[1]	1,287
INVESTMENTS	8,772	7,588	[1]	6,184
Joint ventures entities	1,325	979	[1]	1,987
Associated entities	7,447	6,609	[1]	4,197
ASSETS UNDER INSURANCE OR REINSURANCE CONTRACTS	292	324	[1]	341
TANGIBLE ASSETS	35,235	26,157	[1]	22,974
Property, plant and equipment	34,262	24,594	[1]	20,650
Investment property	973	1,563	[1]	2,324
Memorandum items: in lease	5,051	98	[1]	96
INTANGIBLE ASSETS	27,687	28,560	[1]	28,683
Goodwill	24,246	25,466	[1]	25,769
Other intangible assets	3,441	3,094	[1]	2,914
TAX ASSETS	29,585	30,251	[1]	30,243
Current tax assets	6,827	6,993	[1]	7,033
Deferred tax assets	22,758	23,258	[1]	23,210
OTHER ASSETS	10,138	9,348	[1]	9,766
Insurance contracts linked to pensions	192	210	[1]	239
Inventories	5	147	[1]	1,964
Other	9,941	8,991	[1]	7,563
NON-CURRENT ASSETS HELD FOR SALE	4,601	5,426	[1]	15,280
TOTAL ASSETS	1,522,695	1,459,271	[1]	1,444,305
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	77,139	70,343	[1]	107,624
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	60,995	68,058	[1]	59,616
FINANCIAL LIABILITIES AT AMORTISED COST	1,230,745	1,171,630	[1]	1,126,069
HEDGING DERIVATIVES	6,048	6,363	[1]	8,044
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK	269	303	[1]	330
LIABILITIES UNDER INSURANCE OR REINSURANCE CONTRACTS	739	765	[1]	1,117
PROVISIONS	13,987	13,225	[1]	14,489
TAX LIABILITIES	9,322	8,135	[1]	7,592
Current tax liabilities	2,800	2,567	[1]	2,755
Deferred tax liabilities	6,522	5,568	[1]	4,837
OTHER LIABILITIES	12,792	13,088	[1]	12,591
LIABILITIES ASSOCIATED WITH NON-CURRENT ASSETS HELD FOR SALE	0	0	[1]	0
TOTAL LIABILITIES	1,412,036	1,351,910	[1]	1,337,472
EQUITY
SHAREHOLDERS´ EQUITY	122,103	118,613	[1]	116,265
CAPITAL	8,309	8,118	[1]	8,068
Unpaid capital which has been called up	0	0	[1]	0
Uncalled up capital	0	0	[1]	0
SHARE PREMIUM	52,446	50,993	[1]	51,053
EQUITY INSTRUMENTS ISSUED OTHER THAN CAPITAL	598	565	[1]	525
Equity component of the compound financial instrument	0	0	[1]	0
OTHER EQUITY	146	234	[1]	216
ACCUMULATED RETAINED EARNINGS	61,028	56,756	[1]	53,437
REVALUATION RESERVES	0	0	[1]	0
Other reserves	(5,246)	(3,567)	[1]	(1,602)
Reserves or accumulated losses in joint ventures investments	1,166	917	[1]	724
Others	(6,412)	(4,484)	[1]	(2,326)
(-) OWN SHARES	(31)	(59)	[1]	(22)
PROFIT ATTRIBUTABLE TO SHAREHOLDERS OF THE PARENT	6,515	7,810	[1]	6,619
(-) INTERIM DIVIDENDS	(1,662)	(2,237)	[1]	(2,029)
OTHER COMPREHENSIVE INCOME	(22,032)	(22,141)	[1]	(21,776)
ITEMS THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS	(4,288)	(2,936)	[1]	(4,034)
ITEMS THAT MAY BE RECLASSIFIED TO PROFIT OR LOSS	(17,744)	(19,205)	[1]	(17,742)
NON-CONTROLLING INTEREST	10,588	10,889	[1]	12,344
Other comprehensive income	(982)	(1,292)	[1]	(1,436)
Other items	11,570	12,181	[1]	13,780
TOTAL EQUITY	110,659	107,361	[1],[3]	106,833
TOTAL LIABILITIES AND EQUITY	1,522,695	1,459,271	[1]	1,444,305
Provision for pensions and other employment defined benefit obligations
LIABILITIES
PROVISIONS	6,358	5,558	[1]	6,345
Provision for other long term employee benefits
LIABILITIES
PROVISIONS	1,382	1,239	[1]	1,686
Provision for taxes and other legal contingencies
LIABILITIES
PROVISIONS	3,057	3,174	[1]	3,181
Provision for contingent liabilities and commitments
LIABILITIES
PROVISIONS	739	779	[1]	617
Other provisions member
LIABILITIES
PROVISIONS	2,451	2,475	[1]	2,660
For own use
ASSETS
Property, plant and equipment	15,041	8,150	[1]	8,279
Leased out under an operating lease
ASSETS
Property, plant and equipment	19,221	16,444	[1]	12,371
Investment property	823	1,195	[1]	1,332
Derivatives
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	63,016	55,341	[1]	57,892
Short positions
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	14,123	15,002	[1]	20,979
Deposits
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	0	0	[1]	28,753
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	57,111	65,304	[1]	55,971
FINANCIAL LIABILITIES AT AMORTISED COST	942,417	903,101	[1]	883,320
Deposits - Central banks
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	0	0	[1]	282
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	12,854	14,816	[1]	8,860
FINANCIAL LIABILITIES AT AMORTISED COST	62,468	72,523	[1]	71,414
Deposits - Credit institutions
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	0	0	[1]	292
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	9,340	10,891	[1]	18,166
FINANCIAL LIABILITIES AT AMORTISED COST	90,501	89,679	[1]	91,300
Deposits - Customers
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	0	0	[1]	28,179
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	34,917	39,597	[1]	28,945
FINANCIAL LIABILITIES AT AMORTISED COST	789,448	740,899	[1]	720,606
Marketable debt securities
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	0	0	[1]	0
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	3,758	2,305	[1]	3,056
FINANCIAL LIABILITIES AT AMORTISED COST	258,219	244,314	[1]	214,910
Other financial liabilities
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	0	0	[1]	0
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	126	449	[1]	589
FINANCIAL LIABILITIES AT AMORTISED COST	30,109	24,215	[1]	27,839
Derivatives
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	63,397	55,939	[1]	57,243
Equity instruments
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	12,437	8,938	[1]	21,353
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	3,350	3,260	[1]
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS				933
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	2,863	2,671	[1]
FINANCIAL ASSETS AVAILABLE-FOR-SALE	2,863	2,671		4,790
Debt instruments
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	32,041	27,800	[1]	36,351
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	1,175	5,587	[1]
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	3,186	3,222	[1]	3,485
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	118,405	116,819	[1]
FINANCIAL ASSETS AVAILABLE-FOR-SALE	122,845	118,420		128,481
FINANCIAL ASSETS AT AMORTISED COST	29,789	37,696	[1]
LOANS AND RECEIVABLES				17,543
INVESTMENTS HELD-TO-MATURITY				13,491
Loans and advances
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	355	202	[1]	10,511
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	386	1,883	[1]
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	58,883	54,238	[1]	30,364
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	4,440	1,601	[1]
FINANCIAL ASSETS AT AMORTISED COST	965,693	908,403	[1]
LOANS AND RECEIVABLES				885,470
Loans and advances - Central banks
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	0	0	[1]	0
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	0	0	[1]
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	6,473	9,226	[1]	0
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	0	0	[1]
FINANCIAL ASSETS AT AMORTISED COST	18,474	15,601	[1]
LOANS AND RECEIVABLES	24,947	24,827		26,278
Loans and advances - Credit institutions
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	0	0	[1]	1,696
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	0	2	[1]
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	21,649	23,097	[1]	9,889
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	0	0	[1]
FINANCIAL ASSETS AT AMORTISED COST	40,943	35,480	[1]
LOANS AND RECEIVABLES				39,567
Loans and advances - Customers
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	355	202	[1]	8,815
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	386	1,881	[1]
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	30,761	21,915	[1]	20,475
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	4,440	1,601	[1]
FINANCIAL ASSETS AT AMORTISED COST	906,276	857,322	[1]
LOANS AND RECEIVABLES				819,625
FINANCIAL ASSETS HELD FOR TRADING
ASSETS
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	28,445	23,495	[1]	50,891
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS
ASSETS
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	224	0	[1]
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
ASSETS
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	8,430	6,477	[1]	5,766
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
ASSETS
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	29,116	35,558	[1]
FINANCIAL ASSETS AVAILABLE-FOR-SALE
ASSETS
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral				43,079
FINANCIAL ASSETS AT AMORTISED COST
ASSETS
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	19,993	18,271	[1]
LOANS AND RECEIVABLES
ASSETS
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral				8,147
INVESTMENTS HELD-TO-MATURITY
ASSETS
Non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral				6,996
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
LIABILITIES
Subordinated liabilities	0	0	[1]	0
FINANCIAL LIABILITIES AT AMORTISED COST
LIABILITIES
Subordinated liabilities	21,062	23,820	[1]	21,510
Loans commitment granted
EQUITY
Exposure to credit risk on loan commitments and financial guarantee contracts	241,179	218,083	[1]	207,671
Financial guarantees granted
EQUITY
Exposure to credit risk on loan commitments and financial guarantee contracts	13,650	11,723	[1]	14,499
Other commitments granted
EQUITY
Exposure to credit risk on loan commitments and financial guarantee contracts	€ 68,895	€ 74,389	[1]	€ 64,917

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).
[2]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).
[3]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).